Recoverable taxes - Summary of Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of income taxes Recoverable [Line Items]
Recoverable income tax	$ 2,459	$ 3,893
Other recoverable taxes	5,997	3,544
Total	8,456	7,437
Current	5,122	6,881
Non-current	$ 3,334	$ 556